Investment Risks	May 01, 2025
Johnson Equity Income Fund | Johnson Equity Income Fund | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	You may lose money by investing in the fund.
Johnson Equity Income Fund | Johnson Equity Income Fund | Risk Not Insured [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank, and is not insured by the Federal Deposit Insurance Corporation (FDIC) or any other governmental agency.
Johnson Equity Income Fund | Johnson Equity Income Fund | Company Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Company Risk — The fund value may decrease in response to the activities and financial prospects of an individual company.
Johnson Equity Income Fund | Johnson Equity Income Fund | Management Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Management Risk — The Adviser’s judgments about the attractiveness, value, and potential appreciation of particular securities in which the fund invests may prove to be incorrect and there is no guarantee that the Adviser’s judgment will produce the desired results.

Johnson Equity Income Fund | Johnson Equity Income Fund | Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Market Risk — The fund value might decrease in response to general market and economic conditions.
Johnson Equity Income Fund | Johnson Equity Income Fund | Market and Geopolitical Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Market and Geopolitical Risk — The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region, or financial market. Securities in the fund’s portfolio may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, pandemics, epidemics, terrorism, regulatory events and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years may result in market volatility and may have long term effects on both the U.S. and global financial markets.

Johnson Equity Income Fund | Johnson Equity Income Fund | Preferred Stock Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Preferred Stock Risk — Preferred stocks are securities that have characteristics of both common stocks and corporate bonds. Preferred stocks may receive dividends, but payment is not guaranteed as with a bond. These securities may be undervalued because of a lack of analyst coverage resulting in a high dividend yield or yield to maturity. The risks of preferred stocks are a lack of voting rights, and the Adviser may incorrectly analyze the security, resulting in a loss to the fund. Furthermore, preferred stock dividends are not guaranteed, and management can elect to forego the preferred dividend, resulting in a loss to the fund.

Johnson Equity Income Fund | Johnson Equity Income Fund | Risks of Exchange Traded Funds ("ETF") [Member]
Prospectus [Line Items]
Risk [Text Block]
Risks of Exchange Traded Funds (“ETF”) —  Investment in an ETF carries security specific risk and market risk. The performance of an ETF may not completely replicate the performance of its underlying index. ETF shares may trade at a premium or discount to their NAV. The fund will indirectly pay its proportionate share of any fees and expenses paid by the ETF in which it invests in addition to the fees and expenses paid directly by the fund, many of which may be duplicative. The cost of investing in the fund will generally be higher than the cost of investing directly in ETFs.

Johnson Equity Income Fund | Johnson Equity Income Fund | Volatility Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Volatility Risk — Common stocks tend to be more volatile than other investment choices.
Johnson Opportunity Fund | Johnson Opportunity Fund | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	You may lose money by investing in the fund.
Johnson Opportunity Fund | Johnson Opportunity Fund | Risk Not Insured [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank, and is not insured by the Federal Deposit Insurance Corporation (FDIC) or any other governmental agency.
Johnson Opportunity Fund | Johnson Opportunity Fund | Company Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Company Risk — The fund value may decrease in response to the activities and financial prospects of an individual company.
Johnson Opportunity Fund | Johnson Opportunity Fund | Management Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Management Risk — The Adviser’s judgments about the attractiveness, value, and potential appreciation of particular securities in which the fund invests may prove to be incorrect and there is no guarantee that the Adviser’s judgment will produce the desired results.

Johnson Opportunity Fund | Johnson Opportunity Fund | Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Market Risk — The fund value might decrease in response to general market and economic conditions.
Johnson Opportunity Fund | Johnson Opportunity Fund | Market and Geopolitical Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Market and Geopolitical Risk — The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region, or financial market. Securities in the fund’s portfolio may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, pandemics, epidemics, terrorism, regulatory events and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years may result in market volatility and may have long term effects on both the U.S. and global financial markets.

Johnson Opportunity Fund | Johnson Opportunity Fund | Preferred Stock Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Preferred Stock Risk — Preferred stocks are securities that have characteristics of both common stocks and corporate bonds. Preferred stocks may receive dividends, but payment is not guaranteed as with a bond. These securities may be undervalued because of a lack of analyst coverage resulting in a high dividend yield or yield to maturity. The risks of preferred stocks are a lack of voting rights, and the Adviser may incorrectly analyze the security, resulting in a loss to the fund. Furthermore, preferred stock dividends are not guaranteed, and management can elect to forego the preferred dividend, resulting in a loss to the fund.

Johnson Opportunity Fund | Johnson Opportunity Fund | Risks of Exchange Traded Funds ("ETF") [Member]
Prospectus [Line Items]
Risk [Text Block]
Risks of Exchange Traded Funds (“ETF”) —  Investment in an ETF carries security specific risk and market risk. The performance of an ETF may not completely replicate the performance of its underlying index. ETF shares may trade at a premium or discount to their NAV. The fund will indirectly pay its proportionate share of any fees and expenses paid by the ETF in which it invests in addition to the fees and expenses paid directly by the fund, many of which may be duplicative. The cost of investing in the fund will generally be higher than the cost of investing directly in ETFs.

Johnson Opportunity Fund | Johnson Opportunity Fund | Volatility Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Volatility Risk — Common stocks tend to be more volatile than other investment choices.
Johnson Opportunity Fund | Johnson Opportunity Fund | Small and Medium Sized Company Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Small and Medium Sized Company Risk — In addition, the stocks of small and medium sized companies are subject to certain risks, including:
♦
possible dependence on a limited product line, limited financial resources or a limited management group.

♦
less frequent trading and trading with smaller volume than larger stocks, which may make it difficult for the fund to buy or sell the stocks.

♦
greater fluctuation in value than larger, more established company stocks.

Johnson International Fund | Johnson International Fund | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	You may lose money by investing in the fund.
Johnson International Fund | Johnson International Fund | Risk Not Insured [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank, and is not insured by the Federal Deposit Insurance Corporation (FDIC) or any other governmental agency.
Johnson International Fund | Johnson International Fund | Company Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Company Risk — The fund value may decrease in response to the activities and financial prospects of an individual company.
Johnson International Fund | Johnson International Fund | Management Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Management Risk — The Adviser’s judgments about the attractiveness, value and potential appreciation of particular securities in which the fund invests may prove to be incorrect and there is no guarantee that the Adviser’s judgment will produce the desired results.

Johnson International Fund | Johnson International Fund | Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Market Risk — The fund value might decrease in response to general market and economic conditions.
Johnson International Fund | Johnson International Fund | Market and Geopolitical Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Market and Geopolitical Risk — The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region, or financial market. Securities in the fund’s portfolio may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, pandemics, epidemics, terrorism, regulatory events and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years may result in market volatility and may have long term effects on both the U.S. and global financial markets.

Johnson International Fund | Johnson International Fund | Preferred Stock Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Preferred Stock Risk — Preferred stocks are securities that have characteristics of both common stocks and corporate bonds. Preferred stocks may receive dividends, but payment is not guaranteed as with a bond. These securities may be undervalued because of a lack of analyst coverage resulting in a high dividend yield or yield to maturity. The risks of preferred stocks are a lack of voting rights, and the Adviser may incorrectly analyze the security, resulting in a loss to the fund. Furthermore, preferred stock dividends are not guaranteed, and management can elect to forego the preferred dividend, resulting in a loss to the fund.

Johnson International Fund | Johnson International Fund | Risks of Exchange Traded Funds ("ETF") [Member]
Prospectus [Line Items]
Risk [Text Block]
Risks of Exchange Traded Funds (“ETF”) — Investment in an ETF carries security specific risk and market risk. The performance of an ETF may not completely replicate the performance of its underlying index. ETF shares may trade at a premium or discount to their NAV. The fund will indirectly pay its proportionate share of any fees and expenses paid by the ETF in which it invests in addition to the fees and expenses paid directly by the fund, many of which may be duplicative. The cost of investing in the fund will generally be higher than the cost of investing directly in ETFs.

Johnson International Fund | Johnson International Fund | Volatility Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Volatility Risk — Common stocks tend to be more volatile than other investment choices.
Johnson International Fund | Johnson International Fund | Small and Medium Sized Company Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Small and Medium Sized Company Risk — In addition, the stocks of small and medium sized companies are subject to certain risks, including:
♦
possible dependence on a limited product line, limited financial resources or a limited management group.

♦
less frequent trading and trading with smaller volume than larger stocks, which may make it difficult for the fund to buy or sell the stocks.

♦
greater fluctuation in value than larger, more established company stocks.

Johnson International Fund | Johnson International Fund | Emerging Market Country Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Emerging Market Country Risk — The frisk associated with investment in foreign securities is heightened in connection with investments in securities of issuers in emerging markets, as these markets are generally more volatile than the markets of developed countries and may be subject to greater social, economic, an political uncertainty and instability.

Johnson International Fund | Johnson International Fund | Foreign Investing Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Foreign Investing Risk — There may be less information publicly available about a foreign company than about a U.S. company, and foreign companies generally are not subject to the accounting, auditing, and financial reporting standards and practices comparable to those in the U.S.

Johnson International Fund | Johnson International Fund | Unsponsored ADR Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Unsponsored ADR Risk — The issuers of unsponsored Depositary Receipts are not obligated to disclose material information in the United States, and therefore, there may be less information available regarding such issuers and there may not be a correlation between such information and the market value of the Depositary Receipts.

Johnson Enhanced Return Fund | Johnson Enhanced Return Fund | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	You may lose money by investing in the fund.
Johnson Enhanced Return Fund | Johnson Enhanced Return Fund | Risk Not Insured [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank, and is not insured by the Federal Deposit Insurance Corporation (FDIC) or any other governmental agency.
Johnson Enhanced Return Fund | Johnson Enhanced Return Fund | Company Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Company Risk — The fund value might decrease in response to the activities and financial prospects of an individual company.
Johnson Enhanced Return Fund | Johnson Enhanced Return Fund | Management Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Management Risk — The Adviser’s judgments about the attractiveness, value, and potential appreciation of particular securities in which the fund invests may prove to be incorrect and there is no guarantee that the Adviser’s judgment will produce the desired results.

Johnson Enhanced Return Fund | Johnson Enhanced Return Fund | Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Market Risk — The fund value might decrease in response to general market and economic conditions.
Johnson Enhanced Return Fund | Johnson Enhanced Return Fund | Market and Geopolitical Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Market and Geopolitical Risk — The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region, or financial market. Securities in the fund’s portfolio may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, pandemics, epidemics, terrorism, regulatory events and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years may result in market volatility and may have long term effects on both the U.S. and global financial markets.

Johnson Enhanced Return Fund | Johnson Enhanced Return Fund | Volatility Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Volatility Risk — Common stocks (and indexes of common stocks) tend to be more volatile than other investment choices.
Johnson Enhanced Return Fund | Johnson Enhanced Return Fund | Asset-backed Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Asset-backed Securities Risk — Asset-backed securities are subject to credit risk because underlying loan borrowers may default. Additionally, these securities are subject to prepayment risk because the underlying loans held by the issuers may be paid off prior to maturity. The value of these securities may go down as a result of changes in prepayment rates on the underlying loans. During periods of declining interest rates, prepayment rates usually increase, and the fund may have to reinvest prepayment proceeds at a lower interest rate.

Johnson Enhanced Return Fund | Johnson Enhanced Return Fund | Correlation Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Correlation Risk — Due to futures contract size limitations, the fund’s assets may be slightly under-invested or slightly over-invested compared to the underlying index, which could cause the fund to be slightly less or more volatile that the underlying index, and the fund returns from the futures contracts may not mirror the underlying index.

Johnson Enhanced Return Fund | Johnson Enhanced Return Fund | Credit Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Credit Risk — The issuer of the fixed income security (including some Government Agencies) may not be able to make interest and principal payments when due, resulting in losses to the fund. In addition, the credit quality of securities held by the fund may be lowered if an issuer’s financial condition changes.

Johnson Enhanced Return Fund | Johnson Enhanced Return Fund | ETF Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
ETF Risk — ETFs are subject to investment advisory fees and other expenses, which will be indirectly paid by a fund. As a result, your cost of investing in a fund will be higher than the cost of investing directly in ETFs and may be higher than other mutual funds that invest directly in equity securities. ETFs are listed on national stock exchanges and are traded like stocks listed on an exchange. ETF shares may trade at a discount or a premium in market price if there is a limited market in such shares. ETFs are also subject to brokerage and other trading costs, which could result in greater expenses to a fund. ETFs in which a fund invests will not be able to replicate exactly the performance of the indices they track.

Johnson Enhanced Return Fund | Johnson Enhanced Return Fund | Foreign Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Foreign Securities Risk — Foreign securities may be subject to special risks such as changes in restrictions on foreign currency transactions and rates of exchange, and changes in the administration or economic and monetary policies of foreign governments.

Johnson Enhanced Return Fund | Johnson Enhanced Return Fund | Futures Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Futures Risk — The fund’s use of futures contracts involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. These risks include leverage risk and correlation or tracking risk. Because futures require only a small initial investment in the form of a deposit or margin, they involve a high degree of leverage. Under certain market conditions, futures contracts may become illiquid. As a result, the fund may be unable to close out its futures contracts at a time which is advantageous or take an offsetting defensive position, potentially resulting in significant losses for the fund.

Johnson Enhanced Return Fund | Johnson Enhanced Return Fund | Interest Rate Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Interest Rate Risk — Prices of fixed-income securities rise and fall in response to changes in the interest rate paid by similar securities. Generally, when interest rates rise, prices of fixed-income securities fall. However, market factors, such as the demand for particular fixed-income securities, may cause the price of certain fixed-income securities to fall while the prices of other securities rise or remain unchanged. Interest rate changes have a greater effect on the price of fixed-income securities with longer maturities. A potential rise in interest rates may result in periods of volatility and increased redemptions.

Johnson Enhanced Return Fund | Johnson Enhanced Return Fund | Leveraging Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Leveraging Risk — Leverage tends to exaggerate the effect of any increase or decrease in the value of the fund’s portfolio. When the fund is leveraged, it can lose more than the principal amount invested.

Johnson Enhanced Return Fund | Johnson Enhanced Return Fund | Mortgage-backed Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Mortgage-backed Securities Risk — Mortgage-backed securities represent interests in “pools” of mortgages. Mortgage-backed securities are subject to “prepayment risk” and “extension risk.” Prepayment risk is the risk that, when interest rates fall, certain types of obligations will be paid off by the obligor more quickly than originally anticipated and the fund may have to invest the proceeds in securities with lower yields. Extension risk is the risk that, when interest rates rise, certain obligations will be paid off by the obligor more slowly than anticipated causing the value of these securities to fall. Small movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain mortgage-backed securities. These securities also are subject to risk of default on the underlying mortgage, particularly during periods of economic downturn.

Johnson Enhanced Return Fund | Johnson Enhanced Return Fund | Municipal Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Municipal Securities Risk — Municipal securities are subject to the risk that legislative changes and local and business developments may adversely affect the yield or value of the fund’s investments in such securities. Municipal general obligation debt issuers may not be able to levy or collect enough taxes as necessary to make full and timely payments to investors. Municipal revenue obligation debt issuers may experience shortfalls in revenues, such as sales taxes, fuel taxes, or hotel occupancy taxes, generated by the particular project being financed. The fund may be more sensitive to adverse economic, business, or political developments if it invests a substantial portion of its assets in bonds of similar projects (such as those relating to education, health care, housing, transportation, and utilities), industrial development bonds, or in bonds from issuers in a particular state.

Johnson Enhanced Return Fund | Johnson Enhanced Return Fund | Prepayment Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Prepayment Risk — The value of the mortgage securities held by the fund may go down as a result of changes in prepayment rates on the underlying mortgages.
Johnson Enhanced Return Fund | Johnson Enhanced Return Fund | Specific Maturity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Specific Maturity Risk — The specific maturities in which the fund invests may fall in value more than other maturities. Generally, a portfolio of bonds with a longer effective maturity will fluctuate more than a portfolio of bonds with a shorter effective maturity.

Johnson Institutional Core Bond Fund | Johnson Institutional Core Bond Fund | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	You may lose money by investing in the fund.
Johnson Institutional Core Bond Fund | Johnson Institutional Core Bond Fund | Risk Not Insured [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank, and is not insured by the Federal Deposit Insurance Corporation (FDIC) or any other governmental agency.
Johnson Institutional Core Bond Fund | Johnson Institutional Core Bond Fund | Management Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Management Risk — The Adviser’s judgments about the attractiveness, value, and potential appreciation of particular securities in which the fund invests may prove to be incorrect and there is no guarantee that the Adviser’s judgment will produce the desired results.

Johnson Institutional Core Bond Fund | Johnson Institutional Core Bond Fund | Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Market Risk — The fund value might decrease in response to general market and economic conditions.
Johnson Institutional Core Bond Fund | Johnson Institutional Core Bond Fund | Market and Geopolitical Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Market and Geopolitical Risk — The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region, or financial market. Securities in the fund’s portfolio may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, pandemics, epidemics, terrorism, regulatory events and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years may result in market volatility and may have long term effects on both the U.S. and global financial markets.

Johnson Institutional Core Bond Fund | Johnson Institutional Core Bond Fund | Asset-backed Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Asset-backed Securities Risk — Asset-backed securities are subject to credit risk because underlying loan borrowers may default. Additionally, these securities are subject to prepayment risk because the underlying loans held by the issuers may be paid off prior to maturity. The value of these securities may go down as a result of changes in prepayment rates on the underlying loans. During periods of declining interest rates, prepayment rates usually increase, and the fund may have to reinvest prepayment proceeds at a lower interest rate.

Johnson Institutional Core Bond Fund | Johnson Institutional Core Bond Fund | Credit Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Credit Risk — The issuer of the fixed income security (including some Government Agencies) may not be able to make interest and principal payments when due, resulting in losses to the fund. In addition, the credit quality of securities held by the fund may be lowered if an issuer’s financial condition changes.

Johnson Institutional Core Bond Fund | Johnson Institutional Core Bond Fund | Foreign Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Foreign Securities Risk — Foreign securities may be subject to special risks such as changes in restrictions on foreign currency transactions and rates of exchange, and changes in the administration or economic and monetary policies of foreign governments.

Johnson Institutional Core Bond Fund | Johnson Institutional Core Bond Fund | Interest Rate Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Interest Rate Risk — Prices of fixed-income securities rise and fall in response to changes in the interest rate paid by similar securities. Generally, when interest rates rise, prices of fixed-income securities fall. However, market factors, such as the demand for particular fixed-income securities, may cause the price of certain fixed-income securities to fall while the prices of other securities rise or remain unchanged. Interest rate changes have a greater effect on the price of fixed-income securities with longer maturities. A potential rise in interest rates may result in periods of volatility and increased redemptions.

Johnson Institutional Core Bond Fund | Johnson Institutional Core Bond Fund | Mortgage-backed Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Mortgage-backed Securities Risk — Mortgage-backed securities represent interests in “pools” of mortgages. Mortgage-backed securities are subject to “prepayment risk” and “extension risk.” Prepayment risk is the risk that, when interest rates fall, certain types of obligations will be paid off by the obligor more quickly than originally anticipated and the fund may have to invest the proceeds in securities with lower yields. Extension risk is the risk that, when interest rates rise, certain obligations will be paid off by the obligor more slowly than anticipated causing the value of these securities to fall. Small movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain mortgage-backed securities. These securities also are subject to risk of default on the underlying mortgage, particularly during periods of economic downturn.

Johnson Institutional Core Bond Fund | Johnson Institutional Core Bond Fund | Municipal Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Municipal Securities Risk — Municipal securities are subject to the risk that legislative changes and local and business developments may adversely affect the yield or value of the fund’s investments in such securities. Municipal general obligation debt issuers may not be able to levy or collect enough taxes as necessary to make full and timely payments to investors. Municipal revenue obligation debt issuers may experience shortfalls in revenues, such as sales taxes, fuel taxes, or hotel occupancy taxes, generated by the particular project being financed. The fund may be more sensitive to adverse economic, business, or political developments if it invests a substantial portion of its assets in bonds of similar projects (such as those relating to education, health care, housing, transportation, and utilities), industrial development bonds, or in bonds from issuers in a particular state.

Johnson Institutional Core Bond Fund | Johnson Institutional Core Bond Fund | Prepayment Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Prepayment Risk — The value of the mortgage securities held by the fund may go down as a result of changes in prepayment rates on the underlying mortgages.
Johnson Institutional Core Bond Fund | Johnson Institutional Core Bond Fund | Specific Maturity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Specific Maturity Risk — The specific maturities in which the fund invests may fall in value more than other maturities.
Generally, a portfolio of bonds with a longer effective maturity will fluctuate more than a portfolio of bonds with a shorter effective maturity.

Johnson Institutional Intermediate Bond Fund | Johnson Institutional Intermediate Bond Fund | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	You may lose money by investing in the fund.
Johnson Institutional Intermediate Bond Fund | Johnson Institutional Intermediate Bond Fund | Risk Not Insured [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank, and is not insured by the Federal Deposit Insurance Corporation (FDIC) or any other governmental agency.
Johnson Institutional Intermediate Bond Fund | Johnson Institutional Intermediate Bond Fund | Management Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Management Risk — The Adviser’s judgments about the attractiveness, value, and potential appreciation of particular securities in which the fund invests may prove to be incorrect and there is no guarantee that the Adviser’s judgment will produce the desired results.

Johnson Institutional Intermediate Bond Fund | Johnson Institutional Intermediate Bond Fund | Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Market Risk — The fund value might decrease in response to general market and economic conditions.
Johnson Institutional Intermediate Bond Fund | Johnson Institutional Intermediate Bond Fund | Market and Geopolitical Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Market and Geopolitical Risk — The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region, or financial market. Securities in the fund’s portfolio may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, pandemics, epidemics, terrorism, regulatory events and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years may result in market volatility and may have long term effects on both the U.S. and global financial markets.

Johnson Institutional Intermediate Bond Fund | Johnson Institutional Intermediate Bond Fund | Asset-backed Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Asset-backed Securities Risk — Asset-backed securities are subject to credit risk because underlying loan borrowers may default. Additionally, these securities are subject to prepayment risk because the underlying loans held by the issuers may be paid off prior to maturity. The value of these securities may go down as a result of changes in prepayment rates on the underlying loans. During periods of declining interest rates, prepayment rates usually increase, and the fund may have to reinvest prepayment proceeds at a lower interest rate.

Johnson Institutional Intermediate Bond Fund | Johnson Institutional Intermediate Bond Fund | Credit Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Credit Risk — The issuer of the fixed income security (including some Government Agencies) may not be able to make interest and principal payments when due, resulting in losses to the fund. In addition, the credit quality of securities held by the fund may be lowered if an issuer’s financial condition changes.

Johnson Institutional Intermediate Bond Fund | Johnson Institutional Intermediate Bond Fund | Foreign Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Foreign Securities Risk — Foreign securities may be subject to special risks such as changes in restrictions on foreign currency transactions and rates of exchange, and changes in the administration or economic and monetary policies of foreign governments.

Johnson Institutional Intermediate Bond Fund | Johnson Institutional Intermediate Bond Fund | Interest Rate Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Interest Rate Risk — Prices of fixed-income securities rise and fall in response to changes in the interest rate paid by similar securities. Generally, when interest rates rise, prices of fixed-income securities fall. However, market factors, such as the demand for particular fixed-income securities, may cause the price of certain fixed-income securities to fall while the prices of other securities rise or remain unchanged. Interest rate changes have a greater effect on the price of fixed-income securities with longer maturities. A potential rise in interest rates may result in periods of volatility and increased redemptions.

Johnson Institutional Intermediate Bond Fund | Johnson Institutional Intermediate Bond Fund | Mortgage-backed Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Mortgage-backed Securities Risk — Mortgage-backed securities represent interests in “pools” of mortgages. Mortgage-backed securities are subject to “prepayment risk” and “extension risk.” Prepayment risk is the risk that, when interest rates fall, certain types of obligations will be paid off by the obligor more quickly than originally anticipated and the fund may have to invest the proceeds in securities with lower yields. Extension risk is the risk that, when interest rates rise, certain obligations will be paid off by the obligor more slowly than anticipated causing the value of these securities to fall. Small movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain mortgage-backed securities. These securities also are subject to risk of default on the underlying mortgage, particularly during periods of economic downturn.

Johnson Institutional Intermediate Bond Fund | Johnson Institutional Intermediate Bond Fund | Municipal Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Municipal Securities Risk — Municipal securities are subject to the risk that legislative changes and local and business developments may adversely affect the yield or value of the fund’s investments in such securities. Municipal general obligation debt issuers may not be able to levy or collect enough taxes as necessary to make full and timely payments to investors. Municipal revenue obligation debt issuers may experience shortfalls in revenues, such as sales taxes, fuel taxes, or hotel occupancy taxes, generated by the particular project being financed. The fund may be more sensitive to adverse economic, business, or political developments if it invests a substantial portion of its assets in bonds of similar projects (such as those relating to education, health care, housing, transportation, and utilities), industrial development bonds, or in bonds from issuers in a particular state.

Johnson Institutional Intermediate Bond Fund | Johnson Institutional Intermediate Bond Fund | Prepayment Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Prepayment Risk — The value of the mortgage securities held by the fund may go down as a result of changes in prepayment rates on the underlying mortgages.
Johnson Institutional Intermediate Bond Fund | Johnson Institutional Intermediate Bond Fund | Specific Maturity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Specific Maturity Risk — The specific maturities in which the fund invests may fall in value more than other maturities.
Generally, a portfolio of bonds with a longer effective maturity will fluctuate more than a portfolio of bonds with a shorter effective maturity.

Johnson Institutional Short Duration Bond Fund | Johnson Institutional Short Duration Bond Fund | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	You may lose money by investing in the fund.
Johnson Institutional Short Duration Bond Fund | Johnson Institutional Short Duration Bond Fund | Risk Not Insured [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank, and is not insured by the Federal Deposit Insurance Corporation (FDIC) or any other governmental agency.
Johnson Institutional Short Duration Bond Fund | Johnson Institutional Short Duration Bond Fund | Management Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Management Risk — The Adviser’s judgments about the attractiveness, value, and potential appreciation of particular securities in which the fund invests may prove to be incorrect and there is no guarantee that the Adviser’s judgment will produce the desired results.

Johnson Institutional Short Duration Bond Fund | Johnson Institutional Short Duration Bond Fund | Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Market Risk — The fund value might decrease in response to general market and economic conditions.
Johnson Institutional Short Duration Bond Fund | Johnson Institutional Short Duration Bond Fund | Market and Geopolitical Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Market and Geopolitical Risk — The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region, or financial market. Securities in the fund’s portfolio may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, pandemics, epidemics, terrorism, regulatory events and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years may result in market volatility and may have long term effects on both the U.S. and global financial markets.

Johnson Institutional Short Duration Bond Fund | Johnson Institutional Short Duration Bond Fund | Asset-backed Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Asset-backed Securities Risk — Asset-backed securities are subject to credit risk because underlying loan borrowers may default. Additionally, these securities are subject to prepayment risk because the underlying loans held by the issuers may be paid off prior to maturity. The value of these securities may go down as a result of changes in prepayment rates on the underlying loans. During periods of declining interest rates, prepayment rates usually increase, and the fund may have to reinvest prepayment proceeds at a lower interest rate.

Johnson Institutional Short Duration Bond Fund | Johnson Institutional Short Duration Bond Fund | Credit Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Credit Risk — The issuer of the fixed income security (including some Government Agencies) may not be able to make interest and principal payments when due, resulting in losses to the fund. In addition, the credit quality of securities held by the fund may be lowered if an issuer’s financial condition changes.

Johnson Institutional Short Duration Bond Fund | Johnson Institutional Short Duration Bond Fund | Foreign Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Foreign Securities Risk — Foreign securities may be subject to special risks such as changes in restrictions on foreign currency transactions and rates of exchange, and changes in the administration or economic and monetary policies of foreign governments.

Johnson Institutional Short Duration Bond Fund | Johnson Institutional Short Duration Bond Fund | Interest Rate Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Interest Rate Risk — Prices of fixed-income securities rise and fall in response to changes in the interest rate paid by similar securities. Generally, when interest rates rise, prices of fixed-income securities fall. However, market factors, such as the demand for particular fixed-income securities, may cause the price of certain fixed-income securities to fall while the prices of other securities rise or remain unchanged. Interest rate changes have a greater effect on the price of fixed-income securities with longer maturities. A potential rise in interest rates may result in periods of volatility and increased redemptions.

Johnson Institutional Short Duration Bond Fund | Johnson Institutional Short Duration Bond Fund | Mortgage-backed Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Mortgage-backed Securities Risk — Mortgage-backed securities represent interests in “pools” of mortgages. Mortgage-backed securities are subject to “prepayment risk” and “extension risk.” Prepayment risk is the risk that, when interest rates fall, certain types of obligations will be paid off by the obligor more quickly than originally anticipated and the fund may have to invest the proceeds in securities with lower yields. Extension risk is the risk that, when interest rates rise, certain obligations will be paid off by the obligor more slowly than anticipated causing the value of these securities to fall. Small movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain mortgage-backed securities. These securities also are subject to risk of default on the underlying mortgage, particularly during periods of economic downturn.

Johnson Institutional Short Duration Bond Fund | Johnson Institutional Short Duration Bond Fund | Municipal Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Municipal Securities Risk — Municipal securities are subject to the risk that legislative changes and local and business developments may adversely affect the yield or value of the fund’s investments in such securities. Municipal general obligation debt issuers may not be able to levy or collect enough taxes as necessary to make full and timely payments to investors. Municipal revenue obligation debt issuers may experience shortfalls in revenues, such as sales taxes, fuel taxes, or hotel occupancy taxes, generated by the particular project being financed. The fund may be more sensitive to adverse economic, business, or political developments if it invests a substantial portion of its assets in bonds of similar projects (such as those relating to education, health care, housing, transportation, and utilities), industrial development bonds, or in bonds from issuers in a particular state.

Johnson Institutional Short Duration Bond Fund | Johnson Institutional Short Duration Bond Fund | Prepayment Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Prepayment Risk — The value of the mortgage securities held by the fund may go down as a result of changes in prepayment rates on the underlying mortgages.
Johnson Institutional Short Duration Bond Fund | Johnson Institutional Short Duration Bond Fund | Specific Maturity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Specific Maturity Risk — The specific maturities in which the fund invests may fall in value more than other maturities.
Generally, a portfolio of bonds with a longer effective maturity will fluctuate more than a portfolio of bonds with a shorter effective maturity.

Johnson Core Plus Bond Fund | Johnson Core Plus Bond Fund | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	You may lose money by investing in the fund.
Johnson Core Plus Bond Fund | Johnson Core Plus Bond Fund | Risk Not Insured [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank, and is not insured by the Federal Deposit Insurance Corporation (FDIC) or any other governmental agency.
Johnson Core Plus Bond Fund | Johnson Core Plus Bond Fund | Management Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Management Risk — The Adviser’s judgments about the attractiveness, value, and potential appreciation of particular securities in which the fund invests may prove to be incorrect and there is no guarantee that the Adviser’s judgment will produce the desired results.

Johnson Core Plus Bond Fund | Johnson Core Plus Bond Fund | Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Market Risk — The fund value might decrease in response to general market and economic conditions.
Johnson Core Plus Bond Fund | Johnson Core Plus Bond Fund | Market and Geopolitical Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Market and Geopolitical Risk — The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region, or financial market. Securities in the fund’s portfolio may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, pandemics, epidemics, terrorism, regulatory events and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years may result in market volatility and may have long term effects on both the U.S. and global financial markets.

Johnson Core Plus Bond Fund | Johnson Core Plus Bond Fund | Asset-backed Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Asset-backed Securities Risk — Asset-backed securities are subject to credit risk because underlying loan borrowers may default. Additionally, these securities are subject to prepayment risk because the underlying loans held by the issuers may be paid off prior to maturity. The value of these securities may go down as a result of changes in prepayment rates on the underlying loans. During periods of declining interest rates, prepayment rates usually increase, and the fund may have to reinvest prepayment proceeds at a lower interest rate.

Johnson Core Plus Bond Fund | Johnson Core Plus Bond Fund | Credit Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Credit Risk — The issuer of the fixed income security (including some Government Agencies) may not be able to make interest and principal payments when due, resulting in losses to the fund. In addition, the credit quality of securities held by the fund may be lowered if an issuer’s financial condition changes.

Johnson Core Plus Bond Fund | Johnson Core Plus Bond Fund | Foreign Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Foreign Securities Risk — Foreign securities may be subject to special risks such as changes in restrictions on foreign currency transactions and rates of exchange, and changes in the administration or economic and monetary policies of foreign governments.

Johnson Core Plus Bond Fund | Johnson Core Plus Bond Fund | Interest Rate Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Interest Rate Risk — Prices of fixed-income securities rise and fall in response to changes in the interest rate paid by similar securities. Generally, when interest rates rise, prices of fixed-income securities fall. However, market factors, such as the demand for particular fixed-income securities, may cause the price of certain fixed-income securities to fall while the prices of other securities rise or remain unchanged. Interest rate changes have a greater effect on the price of fixed-income securities with longer maturities. A potential rise in interest rates may result in periods of volatility and increased redemptions.

Johnson Core Plus Bond Fund | Johnson Core Plus Bond Fund | Leveraging Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Leveraging Risk — The value of your investment may be more volatile if the fund borrows or uses instruments, such as derivatives, that have a leveraging effect on the fund’s portfolio. Other risks described in the Prospectus also will be compounded because leverage generally magnifies the effect of a change in the value of an asset and creates a risk of loss of value on a larger pool of assets than the fund would otherwise have had. The fund may also have to sell assets at inopportune times to satisfy its obligations. The use of leverage is considered to be a speculative investment practice and may result in the loss of a substantial amount, and possibly all, of the fund’s assets. In addition, the fund’s portfolio will be leveraged if it exercises its right to delay payment on a redemption, and losses will result if the value of the fund’s assets declines between the time a redemption request is deemed to be received by the fund and the time the fund liquidates assets to meet redemption requests.

Johnson Core Plus Bond Fund | Johnson Core Plus Bond Fund | Mortgage-backed Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Mortgage-backed Securities Risk — Mortgage-backed securities represent interests in “pools” of mortgages.
Mortgage-backed securities are subject to “prepayment risk” and “extension risk.” Prepayment risk is the risk that, when interest rates fall, certain types of obligations will be paid off by the obligor more quickly than originally anticipated and the fund may have to invest the proceeds in securities with lower yields. Extension risk is the risk that, when interest rates rise, certain obligations will be paid off by the obligor more slowly than anticipated causing the value of these securities to fall. Small movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain mortgage-backed securities. These securities also are subject to risk of default on the underlying mortgage, particularly during periods of economic downturn.

Johnson Core Plus Bond Fund | Johnson Core Plus Bond Fund | Municipal Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Municipal Securities Risk — Municipal securities are subject to the risk that legislative changes and local and business developments may adversely affect the yield or value of the fund’s investments in such securities. Municipal general obligation debt issuers may not be able to levy or collect enough taxes as necessary to make full and timely payments to investors. Municipal revenue obligation debt issuers may experience shortfalls in revenues, such as sales taxes, fuel taxes, or hotel occupancy taxes, generated by the particular project being financed. The fund may be more sensitive to adverse economic, business, or political developments if it invests a substantial portion of its assets in bonds of similar projects (such as those relating to education, health care, housing, transportation, and utilities), industrial development bonds, or in bonds from issuers in a particular state.

Johnson Core Plus Bond Fund | Johnson Core Plus Bond Fund | Prepayment Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Prepayment Risk — The value of the mortgage securities held by the fund may go down as a result of changes in prepayment rates on the underlying mortgages.
Johnson Core Plus Bond Fund | Johnson Core Plus Bond Fund | Specific Maturity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Specific Maturity Risk — The specific maturities in which the fund invests may fall in value more than other maturities. Generally, a portfolio of bonds with a longer effective maturity will fluctuate more than a portfolio of bonds with a shorter effective maturity.

Johnson Core Plus Bond Fund | Johnson Core Plus Bond Fund | Derivatives Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Derivatives Risk — Using derivatives can increase fund losses and reduce opportunities for gains when market prices, interest rates, currencies, or the derivatives themselves behave in a way not anticipated by the fund. Using derivatives also can have a leveraging effect and increase fund volatility. Hedging strategies using derivatives may not perform as expected, resulting in losses for the fund.
Certain derivatives have the potential for unlimited loss, regardless of the size of the initial investment. Derivatives may not be available at the time or price desired, may be difficult to sell, unwind or value, and the counterparty may default on its obligations to the fund.
Derivatives are generally subject to the risks applicable to the assets, rates, indices or other indicators underlying the derivative. The value of a derivative may fluctuate more than the underlying assets, rates, indices or other indicators to which it relates. The use of derivatives may have different tax consequences for the fund than an investment in the underlying security, and those differences may affect the amount, timing and character of income distributed to shareholders. Additional regulation of derivatives may make derivatives more costly, limit their availability or utility, otherwise adversely affect their performance or disrupt markets.
Credit default swap contracts involve heightened risks and may result in losses to the fund. Credit default swaps may be illiquid and difficult to value. When the fund sells credit protection via a credit default swap, credit risk increases since the fund has exposure to both the issuer whose credit is the subject of the swap and the counterparty to the swap.

Johnson Core Plus Bond Fund | Johnson Core Plus Bond Fund | High Yield Bond Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
High Yield Bond Risk — Lower-quality fixed income securities, known as “high yield” or “junk” bonds, present greater risk than bonds of higher quality, including an increased risk of default. These securities are considered speculative. An economic downturn or period of rising interest rates could adversely affect the market for these bonds and reduce the fund’s ability to sell its bonds. The lack of a liquid market for these bonds could decrease the fund’s share price. Defaulted securities or those subject reorganization proceeding may become worthless and are illiquid.

Johnson Municipal Income Fund | Johnson Municipal Income Fund | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	You may lose money by investing in the fund.
Johnson Municipal Income Fund | Johnson Municipal Income Fund | Risk Not Insured [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank, and is not insured by the Federal Deposit Insurance Corporation (FDIC) or any other governmental agency.
Johnson Municipal Income Fund | Johnson Municipal Income Fund | Management Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Management Risk — The Adviser’s judgments about the attractiveness, value and potential appreciation of particular securities in which the fund invests may prove to be incorrect and there is no guarantee that the Adviser’s judgment will produce the desired results.

Johnson Municipal Income Fund | Johnson Municipal Income Fund | Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Market Risk — The fund value might decrease in response to general market and economic conditions.
Johnson Municipal Income Fund | Johnson Municipal Income Fund | Market and Geopolitical Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Market and Geopolitical Risk — The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region, or financial market. Securities in the fund’s portfolio may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, pandemics, epidemics, terrorism, regulatory events and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years may result in market volatility and may have long term effects on both the U.S. and global financial markets.

Johnson Municipal Income Fund | Johnson Municipal Income Fund | Credit Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Credit Risk — The issuer of the fixed income security (including some government agencies) may not be able to make interest and principal payments when due, resulting in losses to the fund. In addition, the credit quality of securities held by the fund may be lowered if an issuer’s financial condition changes.

Johnson Municipal Income Fund | Johnson Municipal Income Fund | Interest Rate Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Interest Rate Risk — Prices of fixed-income securities rise and fall in response to changes in the interest rate paid by similar securities. Generally, when interest rates rise, prices of fixed-income securities fall. However, market factors, such as the demand for particular fixed-income securities, may cause the price of certain fixed-income securities to fall while the prices of other securities rise or remain unchanged. Interest rate changes have a greater effect on the price of fixed-income securities with longer maturities. A potential rise in interest rates may result in periods of volatility and increased redemptions.

Johnson Municipal Income Fund | Johnson Municipal Income Fund | Municipal Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Municipal Securities Risk — Municipal securities are subject to the risk that legislative changes and local and business developments may adversely affect the yield or value of the fund’s investments in such securities. Municipal general obligation debt issuers may not be able to levy or collect enough taxes as necessary to make full and timely payments to investors. Municipal revenue obligation debt issuers may experience shortfalls in revenues, such as sales taxes, fuel taxes, or hotel occupancy taxes, generated by the particular project being financed. The fund may be more sensitive to adverse economic, business, or political developments if it invests a substantial portion of its assets in bonds of similar projects (such as those relating to education, health care, housing, transportation, and utilities), industrial development bonds, or in bonds from issuers in Ohio.

Johnson Municipal Income Fund | Johnson Municipal Income Fund | Geographic Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Geographic Risk — Because the fund invests primarily in bonds from the State of Ohio, it is particularly sensitive to political and economic factors that negatively affect Ohio.
Johnson Municipal Income Fund | Johnson Municipal Income Fund | Political Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Political Risk — Substantial changes in federal income tax laws could cause municipal bond prices to decline. This is because the demand for municipal bonds is strongly influenced by the value of tax-exempt income to investors.

Johnson Municipal Income Fund | Johnson Municipal Income Fund | Segment Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Segment Risk — Economic or political factors affecting one bond in a particular segment of the bond market may affect other bonds with the segment in the same manner.